FAIR VALUE MEASUREMENTS - Schedule of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details) ¥ in Thousands	Mar. 31, 2022 CNY (¥)
Assets:
Forward contract assets	¥ 36
Liabilities:
Warrant liabilities	196,390
Non-observable input (Level 3)
Assets:
Forward contract assets	36
Liabilities:
Warrant liabilities	¥ 196,390